Leases	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

NOTE — 5 LEASES

Company as a lessee

The Company has entered into finance lease agreements to purchase the equipment used in its operations. The lease terms are 3 years. The right-of-use of the equipment are included under property and equipment.

The Company has also entered into 3-years operating lease agreements for its office. The Company adopts 4.33% as weighted average incremental borrowing rate to determine the present value of the lease payments.

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet.

	September 30, 2025	March 31, 2025

Assets
Finance lease, right-of-use assets, net	$568,447	$622,075
Operating lease, right-of-use assets, net	1,145,034	126,372

Total right-of-use asset	$1,713,481	$748,447

Liabilities
Current:
Finance lease liabilities	$235,513	$308,125
Operating lease liabilities	400,072	115,945
	635,585	424,070

Non-current:
Finance lease liabilities	102,093	216,430
Operating lease liabilities	735,886	-
	837,979	216,430

Total lease liabilities	$1,473,564	$640,500
	Six months ended September 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$8,699	$14,527

Operating lease cost:
Operating lease expense (per ASC 842)	99,993	77,656

Total lease expense	$108,692	$92,183

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. There were no short-term leases for six months ended September 30, 2025 and March 31, 2025.

Components of Lease Expense

The Company recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments

Finance lease

As of September 30, 2025 and March 31, 2025, the maturities of finance lease liabilities (excluding short-term leases) were as follows:

	September 30, 2025	March 31, 2025

Less than 1 year	$243,921	$322,296
More than 1 year	103,824	221,097
Total undiscounted lease payments	347,745	543,393
Less: Interest	(10,139)	(18,838)

	$337,606	$524,555

Representing:-
Current liabilities	$235,513	$308,125
Non-current liabilities	102,093	216,430
	337,606	524,555

Operating lease

As of March 31, 2025 and March 31, 2024, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	September 30, 2025	March 31, 2025

Less than 1 year (current liabilities)	$400,072	$115,945
From 1 to 2 years (non-current liabilities)	735,886	-
	$1,135,958	$115,945